COLLATERAL SECURITY FOR BORROWINGS	12 Months Ended
Dec. 31, 2025
COLLATERAL SECURITY FOR BORROWINGS
Collateral security for borrowings	NOTE 20 – COLLATERAL SECURITY FOR BORROWINGS
The total carrying amount of vessels which have been provided as security for borrowings amounts to  $2,792m as of December 31,
2025 (2024: $2,827m, 2023: $2,070m), including transferred ownership under sale and leaseback arrangements accounted for as financing transactions, where the vessels are not derecognized and where vessels are provided as security for lease debt.
$0.0m (2024:$0.7m, 2023: $0.7m) in floating charge in Marine Exhaust Technology A/S have been provided as security for loans to other lenders.
$0.0m (2024: $0.3m, 2023: $0.4m) in floating charge in Marine Exhaust Technology A/S have been provided as security for loans to banks.
In the current year zero shares (2024: zero shares, 2023: 10,500 shares) in ME Production A/S with a book value of $0.0m (2024:
$0.0m, 2023: $2.1m) have been provided as security for loans to the lenders of Marine Exhaust Technology A/S.
$6.7m (2024: $6.2m, 2023: $6.6m) in floating charge in ME Production A/S with a book value of $8.2m (2024: $7.4m, 2023: $10.5m)
have been provided as security for loans to banks.
Please refer to Note 1 for further information.